Consolidated Statements Of Changes In Shareholders' (Deficit)/ Equity (Parentheticals) - shares	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Common Shares Held	28,384,149	29,701,893	29,633,200
EatBetter Holding Limited [Member]
Common Shares Held	28,384,149	29,701,893	29,633,200